Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property Plant and Equipment Net [Abstract]
Schedule of property, plant and equipment, net
	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use assets *	Total
Cost:

Balance at January 1, 2021	3,693	451	148	210	1,252	5,754
Additions in 2021	435	-	115	-	316	866
Disposals in 2021	(619)	(6)	(148)	(149)	(41)	(963)
Balance at December 31, 2021	3,509	445	115	61	1,527	5,657

Accumulated depreciation:

As of January 1, 2021	2,232	186	62	95	864	3,439
Additions	793	62	8	27	324	1,214
Disposals	(575)	(2)	(66)	(65)	(41)	(749)
As of December 31, 2021	2,450	246	4	57	1,147	3,904

Net Book Value:
As of December 31, 2021	1,059	199	111	4	380	1,753

*	See also Note 14 – Leases

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use assets	Total
Cost:

As of January 1, 2022	3,509	445	115	61	1,527	5,657
Additions	1,997	24	57	43	1,344	3,465
Disposals	(2,089)	(169)	(57)	(51)	(1,182)	(3,548)
As of December 31, 2022	3,417	300	115	53	1,689	5,574

Accumulated depreciation:

As of January 1, 2022	2,450	246	4	57	1,147	3,904
Additions	671	60	23	4	454	1,212
Disposals	(1,756)	(100)	(6)	(31)	(296)	(2,189)
As of December 31, 2022	1,365	206	21	30	1,305	2,927

Net Book Value:
As of December 31, 2022	2,052	94	94	23	384	2,647